Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Contingently Redeemable Common Stock [Member]	Legacy Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Sep. 30, 2023		$ 2,300,000							$ 78,421,000	$ (83,762,000)	$ (5,341,000)
Balance (in Shares) at Sep. 30, 2023	588,235	1,666,666				16,692,175
Issuance of common stock									3,607,000		3,607,000
Issuance of common stock, shares			437,830	370,000		482,171
Issuance of common stock upon exercise of stock options									225,000		225,000
Issuance of common stock upon exercise of stock options, shares			1,521,643
Issuance of warrants in connection with notes payable									515,000		515,000
Stock-based compensation									21,383,000		21,383,000
Net loss				$ (18,452,000)				$ (1,582,000)		(20,034,000)	(20,034,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares			125,000				(125,000)
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.					$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares					964,912
Lapse of redemption feature on common stock					$ (8,856,000)				8,856,000		8,856,000
Lapse of redemption feature on common stock, shares					(964,912)	964,912
Reverse recapitalization transactions, net (Note 3)		$ (2,300,000)							(16,083,000)		(16,083,000)
Reverse recapitalization transactions, net (Note 3), shares	(588,235)	(1,666,666)	22,901,838			(18,139,258)	2,254,901
Issuance of common stock for acquisition of RaGE Systems, Inc.									7,682,000		7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares			3,214,045
Issuance of placement agent warrants									82,000		82,000
Issuance of common stock upon exercise of warrants									3,397,000		3,397,000
Issuance of common stock upon exercise of warrants, shares			3,410,359
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares			161,486
Issuance of PIPE make-whole shares									1,241,000		1,241,000
Issuance of PIPE make-whole shares, shares			1,052,029
Deemed dividend from warrant price adjustment									661,000	(661,000)
Ending balance, value at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024			32,824,230				2,129,901
Issuance of common stock									640,000		640,000
Issuance of common stock, shares			561,739
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares			510,000
Stock-based compensation									9,802,000		9,802,000
Net loss				$ (18,754,000)				(1,085,000)		(19,839,000)	(19,839,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares			125,000				(125,000)
Conversion of notes payable to Class A common stock									828,000		828,000
Conversion of notes payable to Class A common stock, shares			631,805
Ending balance, value at Dec. 31, 2024									121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024			34,652,774				2,004,901
Beginning balance, value at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance (in Shares) at Sep. 30, 2024			32,824,230				2,129,901
Issuance of common stock									2,199,000		2,199,000
Issuance of common stock, shares			2,058,214	642,809
Issuance of Class A Common Stock in settlement of liabilities									1,535,000		1,535,000
Issuance of Class A common stock in settlement of liabilities, shares			1,435,402
Stock-based compensation									25,619,000		25,619,000
Net loss				$ (44,072,000)				(2,059,000)		(46,131,000)	(46,131,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares			125,000				(125,000)
Issuance of common stock upon exercise of warrants									8,762,000		8,762,000
Issuance of common stock upon exercise of warrants, shares			9,038,515
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares			2,264,253
Issuance of Class A Common Stock and warrants in private placement									342,000		342,000
Issuance of Class A common stock and warrants in private placement, shares			3,850,000
Issuance of Class A Common Stock for RaGE earnout									1,808,000		1,808,000
Issuance of Class A common stock for RaGE earnout, shares			642,809
Issuance of restricted stock awards
Issuance of restricted stock awards, shares			5,100,000
Common stock pledged as collateral
Common stock pledged as collateral, shares			1,500,000
Ending balance, value at Sep. 30, 2025									150,252,000	(150,588,000)	(336,000)
Balance, shares at Sep. 30, 2025			58,838,423				2,004,901
Issuance of common stock									1,523,000		1,523,000
Issuance of common stock, shares			2,264,496
Issuance of Class A Common Stock in settlement of liabilities									985,000		985,000
Issuance of Class A common stock in settlement of liabilities, shares			1,190,848
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares			4,035,952
Issuance of common stock upon exercise of stock options									55,000		$ 55,000
Issuance of common stock upon exercise of stock options, shares			323,529								323,529
Reclassification of warrants									6,912,000		$ 6,912,000
Issuance of warrants in connection with notes payable									514,000		514,000
Stock-based compensation									5,139,000		5,139,000
Net loss				$ (9,803,000)				$ (322,000)		(10,125,000)	(10,125,000)
Ending balance, value at Dec. 31, 2025									$ 165,380,000	$ (160,713,000)	$ 4,667,000
Balance, shares at Dec. 31, 2025			66,653,248				2,004,901